Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (44,365,586)	$ (16,659,478)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Deferred Tax Expense	(89,768)	1,330,584
Bad Debt Expense	3,286,494
Interest Capitalized to Notes Payable	1,427,522	1,091,341
Interest Income Capitalized to Principal Balance	(64,085)	(114,113)
Depreciation and Amortization	4,767,396	2,576,263
Loss on Investments	1,089,047	2,126,112
Impairment Expense	817,875
Loss on Disposition of Subsidiary	6,090,337
Gain on Extinguishment of Debt		(184,057)
Non-Cash Operating Lease Costs	730,881	919,519
Accretion of Debt Discount and Loan Origination Fees	953,549	1,061,463
(Gain) Loss on Change in Fair Value of Derivative Liabilities	(825,000)	251,663
(Gain) on Change in Fair Value of Contingent Liabilities	(4,031,634)
Share-Based Compensation	8,709,913	2,547,792
Changes in Operating Assets and Liabilities:
Accounts Receivable	2,182,335	(3,540,684)
Prepaid Expenses and Other Current Assets	(2,915,401)	(542,533)
Inventory	612,989	(3,764,209)
Other Assets	(1,881,146)	(24,701)
Accounts Payable and Accrued Liabilities	3,242,190	1,888,335
Cash Payments - Operating Lease Liabilities	(712,358)	(842,717)
Income Taxes Payable	89,514	3,875,626
Other Non-Current Liabilities	599,687	306,115
NET CASH USED IN OPERATING ACTIVITIES	(20,285,249)	(7,697,679)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of Property and Equipment	(108,495,825)	(3,850,589)
Issuance of Note Receivable	(2,274,167)	(1,140,011)
Contributions to Equity Method Investments	(787,502)	(2,987,061)
Distributions Received from Equity Method Investments	340,780	340,138
Cash Paid for Business Acquisition, Net of Cash and Cash Equivalents Acquired	(284,028)	(81,522)
NET CASH USED IN INVESTING ACTIVITIES	(111,500,742)	(7,719,045)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the Issuance of Notes Payable, Third Parties and Related Parties	58,209,714	18,449,748
Payments on Notes Payable, Third Parties and Related Parties	(954,092)	(1,141,494)
Cash Received Upon Issuance of Equity	125,859,372
Contributions		11,835
Distributions to Preferred Shareholders	(1,797,423)
NET CASH PROVIDED BY FINANCING ACTIVITIES	181,317,571	17,320,089
NET INCREASE IN CASH AND CASH EQUIVALENTS	49,531,580	1,903,365
Cash and Cash Equivalents, Beginning of Period	4,535,251	2,631,886
CASH AND CASH EQUIVALENTS, END OF PERIOD	54,066,831	4,535,251
SUPPLEMENTAL DISCLOSURE FOR CASH FLOW INFORMATION
Cash Paid for Interest	379,956	316,859
Cash Paid for Taxes	2,643,093	906,209
Non-Cash Investing and Financing Activities:
Net Assets Acquired From an Acquisition, Excluding Cash Acquired	5,709,615	7,902,973
Proceeds Deposited Into Escrow Account	2,029,932
Purchase of Property and Equipment from Proceeds of Note Payable, Third Parties	255,757
Conversion of Convertible Debt and Derivative Liability to Equity	39,932,258	477,007
Shares Payable for Asset Acquisition	748,500
Issuance of Warrants for Relief of Liabilities		426,887
Cancellation of Shares for Issuance of Convertible Debt		1,750,000
Recognition of Right-of-Use Assets for Operating Leases	1,419,650	1,182,942
Conversion of Note Receivable to Equity of Investee		2,045,309
Fair Value of Warrants Issued in Connection with Debt	3,276,764
Acquisition of Non-Controlling Interest Upon Roll-Up		3,554,731
Derivative Liability Incurred Upon Issuance of Convertible Debt	182,000	$ 3,095,642
Reclass of Shares Payable	2,756,830
Shares Issued for the Purchase of Property and Equipment	29,250,000
Contingent Liabilities Recognized for the Purchase of Property and Equipment	34,820,000
Contingent Earnout Recorded as a Liability	$ 7,640,334